BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Brookfield Renewable Corporation (Details)	Jul. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of exchangeable shares (in shares)	116,800,000
TerraForm Power
Disclosure of classes of share capital [line items]
Additional ownership percentage	38.00%
Business combination, share conversion rate (in shares)	0.47625
TerraForm Power | Exchangeable shares | Limited partners’ equity
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable	55,552,862
Brookfield snd Subsidiaries
Disclosure of classes of share capital [line items]
Number of exchangeable shares (in shares)	49,600,000
Brookfield Renewable
Disclosure of classes of share capital [line items]
Number of exchangeable shares (in shares)	67,100,000
Holders of Units
Disclosure of classes of share capital [line items]
Ownership percentage	42.80%
Brookfield and Affiliates
Disclosure of classes of share capital [line items]
Ownership percentage	57.20%
Brookfield Renewable Subsidiary
Disclosure of classes of share capital [line items]
Percentage of voting securities owned or controlled	75.00%